Note 10 Non trading financial assets at fair value through profit or loss mandatorily measured at fair value (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Non trading financial assets at fair value through profit or loss mandatorily measured at fair value [Line Items]
Equity instruments, mandatorily measured at fair value	€ 7,432	€ 6,511
Debt securities, mandatorily measured at fair value	313	129
Loans and advances to customers, mandatorily measured at fair value	274	247
Financial assets at fair value through profit or loss, mandatorily measured at fair value	€ 8,019	€ 6,888